Segment Reporting, including Geographic Area Data and Major Customers - Total Assets by Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting
Total assets	$ 6,366,177	$ 3,877,895
Operating Segments | Issuer Solutions
Segment Reporting
Total assets	5,667,280	3,565,236
Operating Segments | Merchant Solutions
Segment Reporting
Total assets	3,295,509	689,781
Operating Segments | Netspend
Segment Reporting
Total assets	1,474,595	1,504,740
Intersegment Elimination
Segment Reporting
Total assets	$ (4,071,207)	$ (1,881,862)